CURRENT RECEIVABLES AND OTHER CURRENT ASSETS - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Average contractual duration at inception of contracts	69 months	68 months
Weighted average interest rate (percent)	8.80%	8.30%
Payment Guarantee
Disclosure of financial assets [line items]
Guarantees through third parties	€ 168,930	€ 225,438
Bottom of range
Disclosure of financial assets [line items]
Typical duration of payments due from customers	30 days
Bottom of range | Dealers
Disclosure of financial assets [line items]
Typical duration of payments due from customers	30 days
Top of range
Disclosure of financial assets [line items]
Typical duration of payments due from customers	40 days
Top of range | Dealers
Disclosure of financial assets [line items]
Typical duration of payments due from customers	40 days